INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATE

The following is a reconciliation of the statutory federal income tax rate applied to pre-tax net loss compared to the income taxes in the consolidated statement of operations as of December 31:

2024
Income tax benefit at statutory U.S. federal rate	(21)%
State income taxes, net of federal benefit	(0.95)%
Stock-based compensation	0.60%
Non-deductible derivative liability change	0.40%
Change in valuation allowance	21%

Total tax expense	-%

SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES

2024
Deferred tax assets:
Net operating losses	$1,628,300
Stock compensation expense	132,400
Accrued expenses	162,700
Extinguishment of debt	66,600
Depreciation	18,900
Amortization	179,100
Allowance for doubtful accounts	188,900
Deferred tax assets:	2,376,900

Deferred tax liabilities:
Prepaid expenses	(28,700)
Other	(64,400)
Deferred tax liabilities:	(93,100)

Valuation allowance	(2,283,800)
Net deferred tax asset/(liability)	$-

SCHEDULE OF INCOME TAX EXAMINATION	The following table sets forth the tax years subject to examination for the major jurisdictions where the Company conducted business as of December 31, 2024:
Federal	2024
Utah	2024